Goodwill	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract]
Goodwill
13.	Goodwill

	2016	2017	2018
	RMB	RMB	RMB

Balance as of January 1	329,000	444,933	543,655
Acquisition of subsidiaries	115,848	103,136	-
Disposal	-	(4,326)	(11,585)
Foreign exchange difference	85	(88)	60

Balance as of December 31	444,933	543,655	532,130

The Group’s goodwill impairment is tested at the reporting unit level, i.e. advertising and subscription business, transaction services business and digital marketing solutions business. As of December 31, 2018, the fair value of each reporting unit exceeded its carrying amount and no reporting units were at risk of failing the impairment test. As a result, no impairment charge was recognized.

	As of December 31, 2017
	Advertising and subscription business	Transaction services business	Digital marketing solutions	Total
	RMB	RMB	RMB	RMB

Goodwill	327,754	116,716	99,185	543,655

	As of December 31, 2018
	Advertising and subscription business	Transaction services business	Digital marketing solutions	Total
	RMB	RMB	RMB	RMB

Goodwill	327,754	105,131	99,245	532,130